Prospectus, May 1, 2004

Evergreen Variable Annuity Funds

Evergreen International Equity Fund
Evergreen VA Omega Fund
Evergreen VA Special Equity Fund

Class 1

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks ..............................1
Evergreen International Equity Fund .................2
Evergreen VA Omega Fund .............................4
Evergreen VA Special Equity Fund ....................6

GENERAL INFORMATION:

The Funds' Investment Advisor .......................8
The Funds' Portfolio Managers .......................8
Calculating the Share Price .........................8
How to Choose the Share Class That Best Suits You ...8
Participating Insurance Companies ...................9
How to Buy and Redeem Shares ........................9
Other Services ......................................10
The Tax Consequences of Investing in the Funds ......10
Fees and Expenses of the Funds ......................10
Financial Highlights ................................12
Other Fund Practices ................................15
Index Descriptions ..................................17

In general,
the Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Variable Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. Shares of the Funds may be purchased through a variable annuity contract or variable life insurance policy by placing an order with your participating life insurance company. For more information about the Funds and the other funds offered in the Evergreen funds family, please call 1.800.847.5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds the portfolio managers' targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which the portfolio managers deem necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o not guaranteed to achieve its investment goal;
o not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk
If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VA International Equity Fund

FUND FACTS:

Goals:
Long-term Capital Growth
Modest Income

Principal Investment:
Equity Securities of Non-U.S. Companies in Developed Markets

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks long-term capital growth and secondarily, modest income.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest 80% of its assets in equity securities issued by established, quality non-U.S. companies located in countries with developed markets and may purchase securities across all market capitalizations. The Fund may also invest in emerging markets. The Fund normally invests at least 65% of its assets in the securities of companies in at least three different countries (other than the U.S.). The portfolio managers seek both growth and value opportunities. For growth investments, the portfolio managers seek, among other things, good business models, good management and growth in cash flows. For value investments, the portfolio managers seek companies that are undervalued in the marketplace compared to their assets. The Fund intends to seek modest income from dividends paid by its equity holdings. Excluding repurchase agreements and other cash equivalents, the Fund intends to invest substantially all of its assets in the securities of non-U.S. issuers.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

An investment in a fund that concentrates its investments in a single country or a few countries entails greater risk than an investment in a fund that invests its assets in numerous countries. The Fund may be vulnerable to any financial, economic, political or other development in the country or countries in which it invests. As a result, the Fund's shares may fluctuate more widely in value than those of a fund investing in a number of different countries.

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing with a relatively low gross national product, but which has the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each full calendar year since the Class 1 shares' inception on 8/17/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1994        1995      1996       1997      1998       1999        2000           2001            2002            2003
==============================================================================================================================
==============================================================================================================================
                                                      38.22       - 5.06         - 18.18         - 10.47         31.32
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 4th Quarter 1999                                + 26.01 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                3rd Quarter 2002                                - 15.56 %
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest in an index.

Average Annual Total Return (for the period ended 12/31/2003)

==============================================================================================================================
              Inception Date of Class            1 year     5 year      10 year     Performance Since 8/17/1998
==============================================================================================================================
==============================================================================================================================
Class 1       8/17/1998                          31.32 %    4.77 %      N/A         3.22 %
==============================================================================================================================
==============================================================================================================================
MSCI EAFE Free                                   38.59 %    - 0.09 %    N/A         2.91 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) 1

==============================================================================
                                                     Class 1
==============================================================================
==============================================================================
Management Fees                                      0.66 %
==============================================================================
==============================================================================
12b-1 Fees                                           0.00 %
==============================================================================
==============================================================================
Other Expenses                                       0.46 %
==============================================================================
==============================================================================
Total Fund Operating Expenses                        1.12 %
==============================================================================

1. These fees have been restated to reflect current fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================
After:                                                           Class 1
==============================================================================
==============================================================================
1 year                                                           $ 114
==============================================================================
==============================================================================
3 years                                                          $ 356
==============================================================================
==============================================================================
5 years                                                          $ 617
==============================================================================
==============================================================================
10 years                                                         $ 1,363
==============================================================================

VA Omega Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
U.S. Common Stocks of All Market Capitalizations

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks long-term capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily, and under normal conditions substantially all of its assets, in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund's portfolio managers employ a growth style of equity management. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. The Fund may invest up to 25% of its assets in foreign securities.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each full calendar year since the Class 1 shares' inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1994        1995      1996      1997      1998        1999        2000            2001            2002            2003
==============================================================================================================================
==============================================================================================================================
                                          22.25       47.24       - 12.46         - 14.79         - 25.38         40.04
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 4th Quarter 1999                                + 29.99 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                4th Quarter 2000                                - 25.00 %
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past one and five years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Growth Index (Russell 1000 Growth). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2003)

==============================================================================================================================
                Inception Date of Class             1 year    5 year      10 year     Performance Since 3/6/1997
==============================================================================================================================
==============================================================================================================================
Class 1         3/6/1997                            40.04 %   2.79 %      N/A         6.71 %
==============================================================================================================================
==============================================================================================================================
Russell 1000 Growth                                 29.75 %   - 5.11 %    N/A         3.88 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================
                                                        Class 1
==============================================================================
==============================================================================
Management Fees                                         0.52 %
==============================================================================
==============================================================================
12b-1 Fees                                              0.00 %
==============================================================================
==============================================================================
Other Expenses                                          0.20 %
==============================================================================
==============================================================================
Total Fund Operating Expenses                           0.72 %
==============================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

=============================================================================
After:                                                           Class 1
=============================================================================
=============================================================================
1 year                                                           $ 74
=============================================================================
=============================================================================
3 years                                                          $ 230
=============================================================================
=============================================================================
5 years                                                          $ 401
=============================================================================
=============================================================================
10 years                                                         $ 894
=============================================================================

VA Special Equity Fund

FUND FACTS:

Goal:
Capital Growth

Principal Investment:
Common Stocks of Small Companies

Class of Shares Offered in this Prospectus:
Class 1

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Index. As of its last reconstitution on June 30, 2003, the Russell 2000(R) Index had a market capitalization range of approximately $34 million to $1.7 billion. Although the Fund intends, under normal circumstances, to be fully invested in common stocks of small U.S. companies, the remaining 20% of the Fund's assets may be represented by cash or invested in various cash equivalents. The Fund's portfolio managers select stocks of companies which they believe have the potential for accelerated growth in earnings and price.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices." For a definition of the index mentioned above, please see "Index Descriptions" at the back of this prospectus.

PERFORMANCE
The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract, policy or separate account charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class 1 shares of the Fund in each full calendar year since the Class 1 shares' inception on 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Contract, policy or separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return for Class 1 Shares (%)

==============================================================================================================================
1994        1995       1996       1997       1998       1999       2000           2001          2002             2003
==============================================================================================================================
==============================================================================================================================
                                                                   - 8.41         - 8.11        - 27.18          51.97
==============================================================================================================================

==============================================================================================================================
Best Quarter:                                 2nd Quarter 2003                                + 21.51 %
==============================================================================================================================
==============================================================================================================================
Worst Quarter:                                3rd Quarter 2002                                - 20.97 %
==============================================================================================================================

The next table lists the Fund's average annual total return for Class 1 shares over the past year and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Growth Index (Russell 2000 Growth). Please see "Index Descriptions" at the back of this prospectus. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2003)

==============================================================================================================================
                Inception Date of Class             1 year    5 year     10 year     Performance Since 9/29/1999
==============================================================================================================================
==============================================================================================================================
Class 1         9/29/1999                           51.97 %   N/A        N/A         2.42 %
==============================================================================================================================
==============================================================================================================================
Russell 2000 Growth                                 48.54 %   N/A        N/A         - 0.29 %
==============================================================================================================================

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 12/31/2003. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts, variable life insurance policies or separate accounts. Such fees are described in the prospectus for the contracts or policies.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================
                                                         Class 1
==============================================================================
==============================================================================
Management Fees                                          0.92 %
==============================================================================
==============================================================================
12b-1 Fees                                               0.00 %
==============================================================================
==============================================================================
Other Expenses                                           0.26 %
==============================================================================
==============================================================================
Total Fund Operating Expenses 1                          1.18 %
==============================================================================

1. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.03%.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. The example does not take into account contract, policy or separate account charges. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================
After:                                                           Class 1
==============================================================================
==============================================================================
1 year                                                           $ 120
==============================================================================
==============================================================================
3 years                                                          $ 375
==============================================================================
==============================================================================
5 years                                                          $ 649
==============================================================================
==============================================================================
10 years                                                         $ 1,432
==============================================================================

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $401 billion in consolidated assets as of 12/31/2003. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year end 12/31/2003, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

================================================================================
Fund                                    % of the Fund's average daily net assets
================================================================================
================================================================================
VA International Equity Fund                  0.61 %
================================================================================
================================================================================
VA Omega Fund                                 0.52 %
================================================================================
================================================================================
VA Special Equity Fund                        0.77 %
================================================================================

THE FUNDS' PORTFOLIO MANAGERS

VA  International  Equity  Fund
The Fund is managed by a team of portfolio management professionals from EIMC's International Equity team, with team members responsible for various sectors.

VA Omega Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.

VA Special Equity Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Special Equity team, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund's total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. A Fund's NAV is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The NAV of each class of shares is calculated separately.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Each security held by a Fund is valued using the most recent market data for that security. If no recent market data is available for a given security, or if the available data is deemed not to be indicative of current value, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

Closing market prices for foreign securities in particular may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern Time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Funds' fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Funds' fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Funds to a significant extent.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

The Funds offer two classes of shares. Only Class 1 shares are offered in this prospectus. The Funds offer Class 1 shares at NAV with no front-end sales charge, deferred sales charge or 12b-1 fee.

Additional Compensation to Financial Services Firms
EIMC or Evergreen Investment Services, Inc. (EIS) has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC's or EIS's resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative for a listing of financial services firms with whom we have such arrangements.

Short-Term Trading Policy
Excessive short-term trading in a Fund's shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund's shares.

To limit the negative effects on the Funds of short-term trading, the Funds have adopted certain restrictions on trading by investors. Investors are limited to three "round trip" exchanges per calendar quarter and five "round trip" exchanges per calendar year. A "round trip" exchange occurs when an investor exchanges from one fund to another fund and back to the original fund. In addition, each Fund reserves the right to reject any purchase or exchange, and to terminate an investor's investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Funds may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Funds consider a number of factors such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Funds' ability to detect and prevent trading that would violate these restrictions. For example, while the Funds have access to trading information relating to investors who trade and hold their shares directly with the Funds, the Funds may not have access to such information for investors who trade through financial intermediaries such as broker/dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Funds. In the case of omnibus accounts, the Funds do not have access to information regarding trading activity by individual investors, and therefore are unable to monitor for excessive short-term trading or violations of the Funds' trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Funds' trading restrictions may occur despite the Funds' efforts to prevent them.

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of a Fund directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies, how to redeem funds or change investment options and any fees associated with a purchase or redemption.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of a Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

OTHER SERVICES

Automatic Reinvestment of Distributions
All dividends and capital gains are distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise by the separate account.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Fund Distributions
Each Fund passes along to the separate accounts the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Dividends. The Funds pay an annual distribution from the dividends, interest and other income on the securities in which they invest.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts should provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the separate accounts pay no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. The separate accounts are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

Recoupment of Previously Waived Expenses
From time to time, the Funds' investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver or reimbursement occurred. For more complete information regarding the current status of any possible recoupment for previously waived or reimbursed fees, including the amount, please see each Fund's latest Annual or Semi-annual Report.

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one Class 1 share of the Funds - how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables for the Funds have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Reports as well as the SAI, which is available upon request.

VA International Equity Fund (formerly Evergreen VA International Growth Fund)
==============================================================================================================================
                                                                                             Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 1 1                                                                                    2003 2 2002   2001   2000  1999
                                                                                                                  2     2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                         $      $      $      $     $
                                                                                             8.24   9.36   11.52  12.72 9.39


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0.07   0.13   0.05   0.10  0.09
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, futures contracts and foreign     2.50   -      -      -     3.48
currency related transactions                                                                       1.11   2.14   0.74


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                             2.57   -      -      -     3.57
                                                                                                    0.98   2.09   0.64


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        -      -      -      -     -
                                                                                             0.10   0.14   0.07   0.06  0.14
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                           0      0      0      -     -
                                                                                                                  0.50  0.10


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                          -      -      -      -     -
                                                                                             0.10   0.14   0.07   0.56  0.24


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                               $      $      $      $     12.72
                                                                                             10.71  8.24   9.36   11.52


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Total return 3                                                                               31.32  -      -      -     38.22
                                                                                             %      10.47  18.18  5.06  %
                                                                                                    %      %      %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                        $      $      $      $     $
                                                                                             70,372 22,324 26,868 8,764 3,782
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                   1.07 % 1.00 % 1.01 % 1.02  1.03
                                                                                                                  %     %
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                        0.72 % 1.32 % 0.82 % 1.14  0.87
                                                                                                                  %     %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                      132 %  76 %   187 %  127 % 144 %
==============================================================================================================================

1. Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed as Class 1 shares.

2. Net investment income per share is based on average shares outstanding during the period.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

VA Omega Fund
==============================================================================================================================
==============================================================================================================================
==============================================================================================================================

                                                                      Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 1 1                                                             2003         2002 2    2001        2000      1999 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                  $ 10.79      $ 14.46   $ 16.97     $ 19.98   $ 13.57


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                          - 0.02       - 0.01    - 0.02      0.01      - 0.06
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities             4.34         - 3.66    - 2.49      - 2.27    6.47


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                      4.32         - 3.67    - 2.51      - 2.26    6.41


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                 0            0         0           - 0.01    0
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                    0            0         0           - 0.74    0


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                   0            0         0           - 0.75    0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                        $ 15.11      $ 10.79   $ 14.46     $ 16.97   $ 19.98


==============================================================================================================================
==============================================================================================================================

Total return 3                                                        40.04 %      - 25.38 % - 14.79 %   - 12.46 % 47.24 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                 $ 108,348    $ 75,169  $ 108,873   $ 97,397  $ 24,176
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                            0.72 %       0.70 %    0.72 %      0.68 %    0.96 %
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                          - 0.20 %     - 0.06 %  - 0.16 %    0.07 %    - 0.35 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                               180 %        184 %     181 %       177 %     120 %
==============================================================================================================================

1. Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2. Net investment loss per share is based on average shares outstanding during the period.

3. Total return does not reflect charges attributable to your insurance company's separate account.

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

VA Special Equity Fund
==============================================================================================================================
                                                                        Year Ended December 31,
==============================================================================================================================
==============================================================================================================================

CLASS 1 1                                                               2003       2002 2    2001       2000       1999 3
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                    $ 7.10     $ 9.75    $ 10.61    $ 11.84    $ 10.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                     - 0.05     - 0.05    - 0.01     - 0.01     0
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities               3.74       - 2.60    - 0.85     - 0.91     1.88


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                        3.69       - 2.65    - 0.86     - 0.92     1.88


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from net realized gains                   0          0         0          - 0.31     - 0.04


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                          $ 10.79    $ 7.10    $ 9.75     $ 10.61    $ 11.84


==============================================================================================================================
==============================================================================================================================

Total return 4                                                          51.97 %    - 27.18 % - 8.11 %   - 8.34 %   18.87 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                   $ 67,211   $ 28,530  $ 43,162   $ 20,905   $ 3,059
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                              1.03 %     1.03 %    1.03 %     1.04 %     1.03 %6
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                     - 0.73 %   - 0.57 %  - 0.21 %   - 0.17 %   - 0.07 %6
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                 288 %      169 %     160 %      294 %      104 %
==============================================================================================================================

1. Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2. Net investment loss is based on average shares outstanding during the period.

3. For the period from September 29, 1999 (commencement of class operations), to December 31, 1999.

4. Total return does not reflect charges attributable to your insurance company's separate account.

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6. Annualized

OTHER FUND PRACTICES

The Funds may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses.

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

While not principal investment strategies, the VA Omega Fund and VA Special Equity Fund may each invest in foreign securities. VA Omega Fund may invest up to 25% (however, the Fund's current intention is to invest no more than 15%) of its assets in foreign securities. The VA Special Equity Fund may invest up to 10% of its assets in foreign securities.

VA Omega Fund may also purchase stocks in initial public offerings (IPOs). Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Fund's shares.

Generally, the portfolio managers of VA Omega Fund do not take portfolio turnover into account in making investment decisions. This means the Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in the Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Although not a principal investment strategy, VA International Equity Fund may invest in debt securities, including up to 10% of its assets in below investment grade debt securities. A Fund which uses this kind of investment strategy is subject to the "Interest Rate Risk" and "Credit Risk" discussed in the "Overview of Fund Risks" on page 2. Below investment grade bonds are commonly referred to as "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

Although not a principal investment strategy, VA International Equity Fund may invest up to 10% of its assets in Real Estate Investment Trusts (REITs) or its foreign equivalents. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended.

VA International Equity Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of the Fund's shares will be affected by changes in exchange rates. To manage this risk, the Fund may enter into currency futures contracts and forward currency exchange contracts. Although the Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates. The Fund may engage in hedging with respect to foreign currencies to protect themselves against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. Use of this hedging technique cannot protect against exchange rate risk perfectly. If the Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established. The Fund may purchase a foreign currency on a spot or a forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which the Fund's holdings are denominated. The Fund may also engage in a type of foreign currency forward transaction called "proxy hedging" or "synthetic currency hedging". In these types of transactions, the currency which is sold on a forward basis against another acts as a "proxy" for a different underlying currency which is less liquid but typically moves in concert with the proxy currency. For example, several Asian currencies typically trade similarly to the U.S. dollar. If the investment view is that the U.S. dollar will decline versus the Euro, the Fund may sell forward U.S. dollar currency contracts against the Euro as a way of protecting the currency value of its Asian equities. Thus the U.S. dollar has been sold forward as a proxy for Asian currencies. The success of this technique is dependent on the investment advisor's ability to accurately predict the movement of the exchange rates. "Proxy hedging" is subject to the risk that the underlying currency ceases to correlate with its proxy currency. Forward currency transactions and "proxy hedging" transactions would represent a maximum of 25% of the Fund's assets.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including risks.

INDEX DESCRIPTIONS

=========================================================================================================================
Index                            Description                                           Funds
=========================================================================================================================
=========================================================================================================================
Morgan Stanley Capital           MSCI EAFE Free is an unmanaged broad market           o  VA International Equity Fund
International Europe,            capitalization-weighted performance benchmark
Australasia and Far East         for developed market equity securities listed
Free Index (MSCI EAFE Free)      in Europe, Australasia and the Far East.

=========================================================================================================================
=========================================================================================================================
Russell 1000(R) Growth Index     Russell 1000 Growth is an unmanaged market            o  VA Omega Fund
(Russell 1000 Growth)            capitalization-weighted index measuring the
                                 performance of those Russell 1000 companies
                                 with higher price-to-book ratios and higher
                                 forecasted growth values.

=========================================================================================================================
=========================================================================================================================
Russell 2000R Growth Index       Russell 2000 Growth is an unmanaged market capitalization      o  VA Special Equity Fund
(Russell 2000 Growth)            weighted index measuring the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
=========================================================================================================================
=========================================================================================================================
Russell 2000R Index              The Russell 2000 is an unmanaged market capitalization-weighted      o  VA Special Equity Fund
(Russell 2000)                   index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000R Index.
=========================================================================================================================

Information Line for Hearing and
 Speech Impaired (TTY/TDD)
Call 1.800.343.2888

Write us a letter
Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

For express, registered or certified mail
Evergreen Investments
66 Brooks Drive,
Suite 8400
Braintree, MA 02184-3800

For More Information About the Evergreen Variable Annuity Funds, Ask for:

Each Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.847.5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc., 200 Berkeley Street, Boston, MA 02116-5034.

                                                        0000006 (5/04)
                                                        SEC File No.: 811-08716

[EVERGREEN INVESTMENTS LOGO]

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034